Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

The components of income before income tax are as follows:

Year ended December 31,	2014	2015	2016
PRC, excluding Hong Kong	$(19,360)	$(577)	$(2,106)
Hong Kong and other jurisdictions	(6,228)	(12,581)	(7,428)

	$(25,588)	$(13,158)	$(9,534)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2015 and 2016 are attributable to the following:

December 31,	2015	2016
Net operating losses	$6,609	$4,678
Property, plant and equipment	123	637

Total deferred tax assets	6,732	5,315
Less: valuation allowance	(6,732)	(5,315)

Deferred tax assets	—	—

Net deferred tax assets	$—	$—

Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2014	2015	2016
At beginning of the year	$5,960	$10,125	$6,732
Current year addition (deduction)	4,165	(3,393)	(1,417)

At end of the year	$10,125	$6,732	$5,315

Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Loss Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

Year ended December 31,	2014	2015	2016
Loss before income taxes	$(25,588)	$(13,158)	$(9,534)
PRC tax rate	25%	25%	25%
Tax loss (income tax expense) at PRC tax rate on income before income tax	$6,397	$3,289	$2,383
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(694)	(478)	(130)
Change in valuation allowance	(307)	3,393	1,417
Reversal of tax loss cannot be recoverable in future	—	—	(1,664)
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	(471)	(6,335)	(2,893)
Loss from discontinued operations and others	(4,925)	131	887

Income tax (expense) credit	$—	$—	$—